Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 25,325	¥ 21,149
Revenue remaining performance obligation	¥ 208,043
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 17 years.